Stock-Based Compensation - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected term (years)	6 years 3 months 18 days	6 years 3 months 18 days
Expected volatility	26.00%	25.50%
Risk-free rate	4.20%	2.00%
Dividend yield	5.00%	5.30%